Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Depreciation and amortization	$ 41,411	$ 39,367
Intangibles (nonamortizable)	1,874	1,897
Employee benefits	(13,350)	(14,950)
Net operating loss and other carryforwards	(2,167)	(1,502)
Other - net	(1,199)	(1,451)
Subtotal	26,569	23,361
Deferred tax assets valuation allowance	886	917
Net deferred tax liabilities	27,455	24,278
Net long-term deferred tax liabilities	28,491	25,748
Less: Net current deferred tax assets	(1,036)	(1,470)
Net deferred tax liabilities	$ 27,455	$ 24,278